Securities	12 Months Ended
Dec. 31, 2020
Securities
Securities

Note 7. Securities

As at December 31:	2020	2019
Short-term securities
Equity securities at FVTPL, publicly traded	$2,509	$1,822
Investment funds at FVTPL, unlisted	4,096	112	*
Debt securities at FVTPL, publicly traded	—	2,403
Debt securities at FVTPL, unlisted	873	1,018	*
Debt securities at FVTOCI, publicly traded	11,019	8,819
	$18,497	$14,174
Long-term securities
Equity securities in an affiliate at FVTPL, unlisted	$3,721	$3,809

*Reclassified

Investment funds comprise capital provision investments which are financial assets measured at FVTPL. They are related to the provision of capital in connection with litigation finance and represent the Group's contributions plus or minus fair valuation adjustments.

Debt securities at FVTOCI included sovereign bonds issued by a government of $10,845 and $7,206, respectively, as at December 31, 2020 and 2019, which represented 59% and 51%, respectively, of total short-term securities.